TRANSFERS OF FINANCIAL ASSETS (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securitisations [member]
TRANSFERS OF FINANCIAL ASSETS (Details) [Line Items]
Fair value of associated financial liabilities	£ 31,436	£ 31,701